Investment in Equity-Accounted Associate - Schedule of Financial Information Based on Unaudited Accounts (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Financial Information Based on Unaudited Accounts [Line Items}
Current assets	$ 104,621,103	$ 8,308,124
Non-current assets	399,307,346	163,414,136
Current liabilities	(120,061,566)	(64,785,082)
Non-current liabilities	(15,811,569)	(15,014,208)
Equity	368,055,314	91,922,970	$ (11,065,748)	$ 31,678,523
EV Resources GmbH [Member]
Schedule of Financial Information Based on Unaudited Accounts [Line Items}
Current assets	2,546	9,054
Non-current assets		343,337
Current liabilities	(498,656)	(458,052)
Non-current liabilities
Equity	496,110	105,662
60 North Greenland ApS [Member]
Schedule of Financial Information Based on Unaudited Accounts [Line Items}
Current assets	762,922
Non-current assets	11,568,618
Current liabilities	(3,303,146)
Non-current liabilities	(3,331,532)
Equity	$ (5,696,862)